Purchased Intangible Assets - Narrative (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying value of intangible assets	$ 408,340		$ 408,340	$ 408,712
Amortization expense	$ 3,900	$ 4,900	19,200	24,000	$ 25,500
Contracts/Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life of acquired intangible assets	24 years
Remaining amortization period of intangible assets	17 years
Gross carrying value of intangible assets	$ 357,840		357,840	357,840
Contracts/Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible asset	8 years
Contracts/Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible asset	24 years
Backlog
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible asset	16 years
Remaining amortization period of intangible assets	12 years
Gross carrying value of intangible assets	$ 25,300		25,300	25,300
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life of acquired intangible assets	7 years
Remaining amortization period of intangible assets	4 years
Gross carrying value of intangible assets	$ 24,900		24,900	24,900
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible asset	7 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible asset	10 years
Favorable leasehold interest
Finite-Lived Intangible Assets [Line Items]
Gross carrying value of intangible assets				372
PhaseOne trademark
Finite-Lived Intangible Assets [Line Items]
Gross carrying value of intangible assets	$ 300		$ 300	$ 300
Weighted average period before renewal or extension	5 years